EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Apr. 15, 2021	Jan. 20, 2021	Dec. 18, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Apr. 26, 2017	Jul. 11, 2016
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized				1,000,000,000	1,000,000,000		100,000,000	15,000,000
Common Stock, Par or Stated Value Per Share				$ 0.002	$ 0.002		$ 0.002	$ 0.002
Common Stock, Shares, Outstanding				29,624,814	25,913,631		15,000,000
Number of shares issued for service, value				$ 387,500
Unamortized stock-based compensation expense				Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to Statutory Reserve				$ 99,727	$ 0	$ 27,349
Restricted Reserve				$ 291,443	$ 191,716
Real Miracle Investments Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued for service	250,000
Number of shares issued for service, value	$ 387,500
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants		$ 5,400,000
Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 2.70
Warrants to purchase common stock		1,727,565
Securities Purchase Agreement [Member] | Placement Agent [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 276,410
Warrants to purchase common stock		2.70
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price					$ 2.70
Number of warrants expired				500,000
Warrants outstanding					2,003,975
Warrants term				2 years 1 month 9 days
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Outstanding				20,555,814	16,844,631
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 2.15
Number of shares issuance of sales		3,455,130
Proceeds from sale of common shares		$ 6,600,000
Common Class A [Member] | Public Offering Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock			500,000
Percentage for common stock sold for offering			5.00%
Warrants term			3 years
Warrants exercise price			$ 6.25
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Outstanding				9,069,000	9,069,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of initial public offering			10,913,631
Shares issued price per share			$ 5.00
Gross from initial public offering			$ 54,600,000
Proceeds from initial public offering			50,200,000
Proceeds from sale of common shares			$ 50,200,000